Securities Act Registration No. 333-102844 Investment Company Act Registration No. 811-21290

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 47	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 48	[X]

NEIMAN FUNDS (Exact Name of Registrant as Specified in Charter)

305 Spindrift Drive
Williamsville, New York	14221
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (716) 568-8566

Daniel Neiman
Neiman Funds
305 Spindrift Drive
Williamsville, New York 14221

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 19, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

     This Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (“PEA No. 47”) for Neiman Funds (the “Trust”) applies only to the Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund and the Advisors Capital Tactical Fixed Income Fund, each a series of the Trust. PEA No. 47 is being filed solely to further delay to January 19, 2021, the new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A (“PEA No. 45”). PEA No. 45 (accession number 0001413042-20-000590) was filed with the Commission on October 13, 2020 pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on December 29, 2020. PEA No. 45 also applied only to the Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund and the Advisors Capital Tactical Fixed Income Fund. Part A (Prospectus), Part B (Statement of Additional Information) and Part C of PEA No. 45 are incorporated herein by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mammoth Lakes, State of California, on the 7th day of January, 2021.

NEIMAN FUNDS

By: /s/ Daniel Neiman Daniel Neiman, President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel Neiman		January 7, 2021
Daniel Neiman	President
Treasurer
Chief Financial Officer
Secretary

Michael Lomas*	Trustee

Darla Clark*	Trustee

George Cossolias*	Trustee

Suzanne Cowan Dimeff*	Trustee

* By:/s/ Daniel Neiman
Daniel Neiman, Attorney-In-Fact

Date: January 7, 2021